Related Party Transactions - Summary of Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Equity-settled share-based compensation expense	$ 3,582	$ 2,907	$ 529
Short-term employee benefits	2,170	1,942	1,733
Termination payment	0	0	774
Total	$ 5,752	$ 4,849	$ 3,036